Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary Of Changes In Number Of Options Outstanding And Weighted Average Exercise Prices

		2023
	Weighted average exercise price	Number of options
Outstanding as at January 1	€6.52	11,146,861
Granted during the year	$11.01	4,558,729
Exercised during the year	€6.89	(14,910)
Forfeited during the year	€9.96	(1,724,516)

Outstanding as at June 30	€7.33	13,966,164

		2023
Expiry date	Exercise Price	Number of options
July 6, 2031	€1.16	4,174,706
November 22, 2032	$10.00	6,140,444
January 1—June 5, 2033	$10.90—13.85	3,651,014

Outstanding as at June 30	€7.33	13,966,164

		2022		2021
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options (1)
Outstanding as at January 1	€1.16	4,185,360	—	—
Granted during the year	$10.00	6,961,501	€1.16	4,185,360
Forfeited during the year	—	—	—	—

Outstanding as at December 31	€6.52	11,146,861	1.16	4,185,360

		2022		2021
Expiry date	Exercise Price	Number of options	Exercise Price	Number of options
July 6, 2031	€1.16	4,185,360	€1.16	4,185,360
November 22, 2032	$10.00	6,961,501	—	—

Outstanding as at December 31	€6.52	11,146,861	1.16	4,185,360

Summary Of Weighted Average Fair Value And Inputs Measurements Of Fair Value Equity Settled Option	The weighted average fair values and the inputs (ranges) used in the measurement of the fair values of these equity-settled options at the date of grant are summarized below:

2023
Share value (EUR)	10.31
Option exercise price (EUR)	10.31
Volatility (%)	37%–42%
Expected life (years)	5.3–7.0
Dividend yield	0%
Risk-free rate	3.55%–3.98%
Fair value per option (EUR)	4.55
The weighted average fair values and the inputs

(ranges) used in the measurement of the fair values of these equity-settled options at the date of grant are summarized below:

	2022	2021
Share value (EUR)	9.61	2.48
Option exercise price (EUR)	9.73	2.48
Volatility (%)	38%–42%	42%–44%
Expected life (years)	5.0–7.0	5.0–6.9
Dividend yield	0%	0%
Risk-free rate	3.88%–3.93%	(0.62%)–(0.58%)
Fair value per option (EUR)	4.20	0.91–0.98

Summary Of Share Based Payments Outstanding
The movements in the number of Founder DRs outstanding are as follows:

	2022	2021
	Number of Ordinary Shares	Number of Ordinary Shares (1)
Outstanding as at January 1	608,779	—
Granted/purchased during the year	—	608,779

Outstanding as at December 31	608,779	608,779